Share-based Compensation - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Volume weighted average trading price (in dollars per share)	$ 4.04	$ 3.92
Share-based compensation	$ 77.3	$ 77.7
Share-based compensation expense capitalized	14.7	14.3
Current portion of long-term compensation liability	49.1	40.6
Long-term compensation liability	$ 40.8	$ 35.8
Weighted average share price	$ 9.52	$ 5.14